JPMorgan Total Return Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 48.3%
Aerospace & Defense — 0.9%
Airbus SE (France) 3.15%, 4/10/2027 (a)	250	244
Boeing Co. (The)
1.17%, 2/4/2023	1,000	987
2.20%, 2/4/2026	300	275
3.55%, 3/1/2038	500	387
Northrop Grumman Corp. 3.85%, 4/15/2045	250	219
Raytheon Technologies Corp. 4.15%, 5/15/2045	300	280
Wesco Aircraft Holdings, Inc.
9.00%, 11/15/2026 (a)	50	26
13.13%, 11/15/2027 (a)	20	7
		2,425
Air Freight & Logistics — 0.2%
FedEx Corp. 4.10%, 2/1/2045	500	433
United Parcel Service, Inc. 3.40%, 9/1/2049	300	261
		694
Airlines — 0.2%
Delta Air Lines, Inc. 3.80%, 4/19/2023	500	504
Auto Components — 0.0% ^
Clarios Global LP 6.75%, 5/15/2025 (a)	14	14
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	30	30
5.63%, 11/15/2026 (a)	35	18
		62
Automobiles — 0.8%
General Motors Co. 5.00%, 10/1/2028	500	499
Hyundai Capital America 2.65%, 2/10/2025 (a)	1,000	964
Nissan Motor Acceptance Co. LLC 2.65%, 7/13/2022 (a)	750	750
		2,213
Banks — 11.1%
Banco Santander SA (Spain) 3.85%, 4/12/2023	400	402
Bank of America Corp.
Series L, 3.95%, 4/21/2025	500	503
(ICE LIBOR USD 3 Month + 1.18%), 3.19%, 7/23/2030 (b)	600	555
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (b)	500	484
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	500	385
Series N, (SOFR + 1.65%), 3.48%, 3/13/2052 (b)	300	253
Barclays plc (United Kingdom)
3.65%, 3/16/2025	750	746
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.67%, 3/10/2032 (b)	500	420
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	500	470
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (b)	500	435
(SOFR + 1.39%), 2.87%, 4/19/2032 (a) (b)	500	426
Canadian Imperial Bank of Commerce (Canada) 1.25%, 6/22/2026	500	451

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Citigroup, Inc.
5.50%, 9/13/2025	1,000	1,046
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	1,000	869
6.63%, 6/15/2032	320	364
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048 (b)	300	283
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.11%, 2/24/2027 (a) (b)	750	673
Credit Agricole SA (France) (SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	750	699
Discover Bank 3.35%, 2/6/2023	500	502
HSBC Holdings plc (United Kingdom)
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	1,000	940
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	750	657
(SOFR + 1.95%), 2.36%, 8/18/2031 (b)	500	417
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	1,000	917
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	500	452
Korea Development Bank (The) (South Korea) 3.38%, 3/12/2023	750	754
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024 (b)	1,000	974
4.38%, 3/22/2028	250	249
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.67%, 7/25/2022	750	751
3.20%, 7/18/2029	750	692
2.05%, 7/17/2030	500	416
Mizuho Financial Group, Inc. (Japan)
2.84%, 9/13/2026	500	474
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	750	665
(SOFR + 1.57%), 2.87%, 9/13/2030 (b)	500	446
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	1,000	1,006
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (b)	500	501
Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.79%), 1.09%, 3/15/2025 (b)	1,000	947
Societe Generale SA (France)
1.38%, 7/8/2025 (a)	1,000	928
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (b)	500	414
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 7/12/2022	1,000	1,001
1.47%, 7/8/2025	750	700
3.54%, 1/17/2028	500	484
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.80%, 9/12/2023 (a)	1,000	972
Truist Bank 3.00%, 2/2/2023	750	753
Truist Financial Corp.
(SOFR + 0.61%), 1.27%, 3/2/2027 (b)	750	682
1.13%, 8/3/2027	500	439
Wells Fargo & Co.
(SOFR + 1.60%), 1.65%, 6/2/2024 (b)	750	740
3.00%, 2/19/2025	500	496

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	750	692
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	600	491
Westpac Banking Corp. (Australia)
2.00%, 1/13/2023	1,000	998
2.65%, 1/16/2030	500	454
		31,468
Beverages — 1.0%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	1,000	1,012
Coca-Cola Co. (The) 1.65%, 6/1/2030	500	432
Constellation Brands, Inc. 3.60%, 2/15/2028	400	385
Keurig Dr Pepper, Inc. 3.40%, 11/15/2025	500	497
PepsiCo, Inc. 1.40%, 2/25/2031	500	419
		2,745
Biotechnology — 0.3%
AbbVie, Inc. 4.25%, 11/21/2049	250	234
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	750	620
		854
Building Products — 0.7%
Carrier Global Corp. 2.70%, 2/15/2031	500	434
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	250	246
Johnson Controls International plc 4.50%, 2/15/2047	350	324
Masco Corp. 1.50%, 2/15/2028	1,000	865
		1,869
Capital Markets — 4.9%
Ameriprise Financial, Inc. 3.00%, 4/2/2025	1,000	991
Cboe Global Markets, Inc. 3.65%, 1/12/2027	500	499
Credit Suisse AG (Switzerland) 1.00%, 5/5/2023	1,000	982
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	500	438
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (b)	500	469
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	300	354
Deutsche Bank AG (Germany)
3.95%, 2/27/2023	1,000	1,004
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	500	487
(SOFR + 1.13%), 1.45%, 4/1/2025 (b)	1,000	949
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (b)	1,000	1,000
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (b)	750	729
5.15%, 5/22/2045	900	926
Lehman Brothers Holdings, Inc.
Zero Coupon, 8/21/2009 (c)	1,350	5
0.00%, 5/25/2049 (c)	850	3
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	500	478
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	750	731

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)	500	476
(SOFR + 1.43%), 2.80%, 1/25/2052 (b)	500	370
Nomura Holdings, Inc. (Japan) 3.10%, 1/16/2030	1,000	892
Owl Rock Capital Corp. 4.00%, 3/30/2025	1,000	971
UBS Group AG (Switzerland) (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (b)	1,000	1,000
		13,754
Chemicals — 0.5%
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (a)	750	753
PPG Industries, Inc. 3.20%, 3/15/2023	750	753
Venator Finance SARL 9.50%, 7/1/2025 (a)	25	26
		1,532
Commercial Services & Supplies — 0.3%
Waste Management, Inc. 3.15%, 11/15/2027	750	734
Construction & Engineering — 0.0% ^
MasTec, Inc. 4.50%, 8/15/2028 (a)	31	30
Consumer Finance — 3.0%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	500	500
American Express Co. 3.70%, 8/3/2023	1,500	1,518
American Honda Finance Corp. 1.00%, 9/10/2025	1,000	925
Capital One Financial Corp.
3.65%, 5/11/2027	750	730
(SOFR + 1.34%), 2.36%, 7/29/2032 (b)	500	396
Ford Motor Credit Co. LLC
2.98%, 8/3/2022	750	750
4.38%, 8/6/2023	500	500
3.81%, 1/9/2024	500	497
General Motors Financial Co., Inc. 4.00%, 1/15/2025	1,000	1,003
John Deere Capital Corp.
0.45%, 1/17/2024	750	723
3.35%, 6/12/2024	500	505
1.50%, 3/6/2028	500	448
		8,495
Containers & Packaging — 0.2%
Amcor Flexibles North America, Inc. 3.10%, 9/15/2026	500	486
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	85	84
		570
Diversified Financial Services — 0.9%
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	1,000	893
National Rural Utilities Cooperative Finance Corp. 1.00%, 6/15/2026	750	677
Shell International Finance BV (Netherlands) 2.38%, 11/7/2029	750	680
Siemens Financieringsmaatschappij NV (Germany) 4.20%, 3/16/2047 (a)	300	290
		2,540
Diversified Telecommunication Services — 1.2%
AT&T, Inc. 3.55%, 9/15/2055	1,000	801

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
CCO Holdings LLC 5.13%, 5/1/2027 (a)	355	350
ESC Co., Intelsat Jackson Holdings, Ltd. 5.50%, 8/1/2023 ‡ (c)	581	—
Frontier Communications Holdings LLC 5.88%, 11/1/2029	17	14
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	392	365
Verizon Communications, Inc.
2.10%, 3/22/2028	1,000	910
1.50%, 9/18/2030	1,000	826
		3,266
Electric Utilities — 1.7%
Alabama Power Co. 3.75%, 3/1/2045	300	259
Duke Energy Corp. 2.55%, 6/15/2031	500	428
Eversource Energy
Series M, 3.30%, 1/15/2028	500	481
3.45%, 1/15/2050	300	238
Gulf Power Co. Series A, 3.30%, 5/30/2027	500	491
MidAmerican Energy Co. 3.10%, 5/1/2027	500	488
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	500	422
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	500	434
Potomac Electric Power Co. 4.15%, 3/15/2043	250	233
Public Service Co. of Colorado 1.88%, 6/15/2031	500	425
Public Service Electric and Gas Co. 3.00%, 5/15/2027	500	487
Xcel Energy, Inc. 3.35%, 12/1/2026	500	491
		4,877
Energy Equipment & Services — 0.0% ^
Halliburton Co. 3.50%, 8/1/2023	14	14
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	15	15
		29
Entertainment — 0.0% ^
Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	24	25
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp. 3.10%, 6/15/2050	250	181
AvalonBay Communities, Inc. 2.30%, 3/1/2030	250	222
Boston Properties LP 2.75%, 10/1/2026	500	473
Crown Castle International Corp. 1.35%, 7/15/2025	1,000	925
		1,801
Food & Staples Retailing — 0.8%
7-Eleven, Inc. 0.95%, 2/10/2026 (a)	1,000	899
CVS Pass-Through Trust 7.51%, 1/10/2032 (a)	497	563
Kroger Co. (The) 2.20%, 5/1/2030	1,000	866
Rite Aid Corp.
7.50%, 7/1/2025 (a)	14	12
8.00%, 11/15/2026 (a)	20	17
		2,357

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — 0.5%
Conagra Brands, Inc. 4.85%, 11/1/2028	500	507
Kellogg Co. 3.40%, 11/15/2027	500	486
Mondelez International, Inc. 1.50%, 2/4/2031	500	404
		1,397
Gas Utilities — 2.9%
Atmos Energy Corp. 0.63%, 3/9/2023	1,500	1,481
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	2,000	1,970
East Ohio Gas Co. (The) 2.00%, 6/15/2030 (a)	500	424
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	2,000	1,956
KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	500	477
ONE Gas, Inc. 1.10%, 3/11/2024	2,000	1,917
		8,225
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories 3.88%, 9/15/2025	1,000	1,024
Stryker Corp. 1.15%, 6/15/2025	250	234
		1,258
Health Care Providers & Services — 1.1%
Aetna, Inc. 3.50%, 11/15/2024	500	503
CVS Health Corp.
1.75%, 8/21/2030	500	415
5.05%, 3/25/2048	250	255
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	25	7
HCA, Inc. 2.38%, 7/15/2031	500	417
Quest Diagnostics, Inc. 3.50%, 3/30/2025	500	499
UnitedHealth Group, Inc.
3.75%, 7/15/2025	600	611
4.75%, 7/15/2045	500	524
		3,231
Hotels, Restaurants & Leisure — 0.0% ^
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	35	34
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	16	17
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	12	12
		63
Household Durables — 0.3%
DR Horton, Inc. 1.40%, 10/15/2027	1,000	864
Household Products — 0.0% ^
Spectrum Brands, Inc. 5.75%, 7/15/2025	8	8
Industrial Conglomerates — 0.3%
Honeywell International, Inc.
0.48%, 8/19/2022	400	399
1.95%, 6/1/2030	500	440
		839

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — 2.3%
Berkshire Hathaway Finance Corp. 2.85%, 10/15/2050	500	381
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	2,000	1,911
Chubb INA Holdings, Inc. 3.15%, 3/15/2025	500	498
Hartford Financial Services Group, Inc. (The) 2.80%, 8/19/2029	500	454
Lincoln National Corp. 4.00%, 9/1/2023	250	253
MetLife, Inc. 4.05%, 3/1/2045	300	280
Metropolitan Life Global Funding I 0.95%, 7/2/2025 (a)	750	696
Principal Life Global Funding II 1.25%, 6/23/2025 (a)	750	698
Protective Life Global Funding 1.74%, 9/21/2030 (a)	500	411
Willis North America, Inc. 3.60%, 5/15/2024	1,000	998
		6,580
Interactive Media & Services — 0.5%
Alphabet, Inc. 2.25%, 8/15/2060	500	339
Baidu, Inc. (China) 2.88%, 7/6/2022	1,000	1,000
		1,339
Internet & Direct Marketing Retail — 0.4%
Amazon.com, Inc.
4.80%, 12/5/2034	800	870
4.25%, 8/22/2057	400	397
		1,267
IT Services — 0.9%
Fidelity National Information Services, Inc. 1.15%, 3/1/2026	500	453
International Business Machines Corp. 4.15%, 5/15/2039	400	376
Mastercard, Inc. 3.65%, 6/1/2049	500	456
PayPal Holdings, Inc. 2.85%, 10/1/2029	750	692
Visa, Inc. 4.30%, 12/14/2045	500	511
		2,488
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. 3.05%, 9/22/2026	750	731
Machinery — 0.2%
Caterpillar, Inc. 2.60%, 4/9/2030	500	464
Media — 0.8%
Comcast Corp.
3.15%, 2/15/2028	500	488
4.40%, 8/15/2035	400	403
2.94%, 11/1/2056 (a)	323	241
2.65%, 8/15/2062	500	342
Discovery Communications LLC 4.13%, 5/15/2029	500	477
DISH DBS Corp. 5.88%, 11/15/2024	293	270
Sirius XM Radio, Inc. 5.50%, 7/1/2029 (a)	25	25
		2,246

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multiline Retail — 0.2%
Kohl's Corp. 3.38%, 5/1/2031	500	446
Target Corp. 2.35%, 2/15/2030	250	226
		672
Multi-Utilities — 0.7%
Consolidated Edison Co. of New York, Inc. 4.45%, 3/15/2044	250	239
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026	500	458
Series C, 4.90%, 8/1/2041	250	248
San Diego Gas & Electric Co. Series TTT, 4.10%, 6/15/2049	500	467
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	750	608
		2,020
Oil, Gas & Consumable Fuels — 2.6%
BP Capital Markets America, Inc.
1.75%, 8/10/2030	500	424
2.94%, 6/4/2051	250	189
BP Capital Markets plc (United Kingdom) 3.81%, 2/10/2024	500	508
Chesapeake Energy Corp. 5.50%, 9/15/2026 ‡ (c)	130	2
Chevron USA, Inc. 0.69%, 8/12/2025	1,000	928
Crestwood Midstream Partners LP 5.63%, 5/1/2027 (a)	60	58
Energy Transfer LP 5.15%, 3/15/2045	300	269
Enterprise Products Operating LLC 7.55%, 4/15/2038	385	476
Kinder Morgan, Inc. 5.05%, 2/15/2046	300	283
Marathon Petroleum Corp. 3.63%, 9/15/2024	1,000	999
MPLX LP 1.75%, 3/1/2026	500	457
Phillips 66 4.65%, 11/15/2034	250	251
Phillips 66 Co.
3.61%, 2/15/2025 (a)	500	499
3.75%, 3/1/2028 (a)	500	488
Reliance Industries Ltd. (India) 4.13%, 1/28/2025 (a)	500	504
TransCanada PipeLines Ltd. (Canada) 6.10%, 6/1/2040	345	389
Williams Cos., Inc. (The) 4.00%, 9/15/2025	500	502
		7,226
Personal Products — 0.2%
ESC SANCHEZ 8.88%, 3/15/2025 ‡ (c)	41	—
Estee Lauder Cos., Inc. (The) 1.95%, 3/15/2031	500	429
		429
Pharmaceuticals — 1.2%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	325	272
Johnson & Johnson 2.45%, 9/1/2060	500	353
Mallinckrodt International Finance SA 5.50%, 4/15/2025 (a) (c)	30	12
Merck & Co., Inc. 2.35%, 6/24/2040	500	392
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	500	403
Viatris, Inc. 1.13%, 6/22/2022	1,948	1,948
		3,380

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC 5.75%, 5/1/2040	250	284
Hertz Corp. (The) 6.25%, 10/15/2022 (c)	290	2
Norfolk Southern Corp. 3.15%, 6/1/2027	500	485
Union Pacific Corp. 3.38%, 2/1/2035	250	230
		1,001
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc. 3.14%, 11/15/2035 (a)	750	612
QUALCOMM, Inc. 2.15%, 5/20/2030	500	445
		1,057
Software — 0.9%
Intuit, Inc. 1.35%, 7/15/2027	500	449
Microsoft Corp.
3.13%, 11/3/2025	624	629
2.68%, 6/1/2060	500	383
Oracle Corp.
2.95%, 4/1/2030	500	436
3.80%, 11/15/2037	300	248
3.60%, 4/1/2050	300	217
ServiceNow, Inc. 1.40%, 9/1/2030	250	202
		2,564
Specialty Retail — 0.3%
AutoNation, Inc. 2.40%, 8/1/2031	500	401
Home Depot, Inc. (The) 3.90%, 6/15/2047	350	325
Staples, Inc. 7.50%, 4/15/2026 (a)	150	139
		865
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.65%, 5/11/2050	500	389
2.80%, 2/8/2061	500	374
		763
Tobacco — 0.3%
Altria Group, Inc. 3.88%, 9/16/2046	400	295
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	250	235
2.73%, 3/25/2031	400	330
		860
Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc.
1.50%, 2/15/2026	500	458
2.55%, 2/15/2031	1,000	868
Vodafone Group plc (United Kingdom) 4.88%, 6/19/2049	250	241
		1,567
Total Corporate Bonds (Cost $147,461)		136,248

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 30.7%
FHLMC Gold Pools, 20 Year Pool # G30450 6.00%, 1/1/2029	3	4
FHLMC Gold Pools, 30 Year
Pool # C80364 7.00%, 12/1/2025	1	1
Pool # C00464 8.00%, 5/1/2026	—	—
Pool # C80409 8.00%, 6/1/2026	—	—
Pool # D78618 7.50%, 2/1/2027	2	2
Pool # G02125 6.00%, 2/1/2036	2	2
Pool # A53165 6.00%, 10/1/2036	27	29
Pool # A56599 6.00%, 1/1/2037	6	7
Pool # G08205 6.00%, 6/1/2037	1	1
Pool # G03362 6.00%, 9/1/2037	44	49
Pool # G03819 6.00%, 1/1/2038	7	7
Pool # G08276 6.00%, 6/1/2038	9	10
Pool # A80908 6.00%, 8/1/2038	106	115
FNMA UMBS, 30 Year
Pool # 505614 6.50%, 7/1/2029	1	1
Pool # 508677 6.50%, 8/1/2029	4	4
Pool # 520792 6.50%, 11/1/2029	3	3
Pool # 787555 6.50%, 2/1/2035	10	10
Pool # 787556 7.00%, 2/1/2035	12	13
Pool # 787563 6.50%, 3/1/2035	34	37
Pool # 787564 7.00%, 3/1/2035	6	6
Pool # 924041 6.00%, 5/1/2037	128	141
Pool # AY3845 4.00%, 5/1/2045	1,489	1,531
Pool # AY8492 4.00%, 6/1/2045	1,409	1,453
Pool # AZ0913 4.00%, 6/1/2045	843	870
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.50%, 6/25/2037 (d)	3,150	3,049
TBA, 3.00%, 6/25/2037 (d)	2,350	2,319
TBA, 3.50%, 6/25/2037 (d)	2,350	2,365
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 6/25/2052 (d)	13,400	11,885
TBA, 2.50%, 6/25/2052 (d)	16,800	15,460
TBA, 3.00%, 6/25/2052 (d)	14,000	13,331
TBA, 3.50%, 6/25/2052 (d)	11,000	10,777
TBA, 4.00%, 6/25/2052 (d)	8,000	7,995
GNMA I, 30 Year Pool # 550851 7.00%, 9/15/2031	57	61
GNMA II, Single Family, 30 Year
TBA, 2.50%, 6/15/2052 (d)	6,200	5,815
TBA, 3.00%, 6/15/2052 (d)	2,800	2,701
TBA, 3.50%, 6/15/2052 (d)	4,000	3,963
TBA, 4.00%, 6/15/2052 (d)	2,650	2,674
Total Mortgage-Backed Securities (Cost $85,559)		86,691
U.S. Treasury Obligations — 6.6%
U.S. Treasury Bonds
4.50%, 2/15/2036	5,850	6,993
1.13%, 8/15/2040	4,050	2,854

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.75%, 8/15/2041	4,850	3,770
1.25%, 5/15/2050	3,150	2,033
1.38%, 8/15/2050	4,500	3,005
Total U.S. Treasury Obligations (Cost $23,983)		18,655
Collateralized Mortgage Obligations — 3.5%
Alternative Loan Trust Series 2006-J2, Class A1, 1.51%, 4/25/2036 (e)	57	24
Angel Oak Mortgage Trust Series 2020-1, Class B1, 3.76%, 12/25/2059 ‡	143	135
Angel Oak Mortgage Trust I LLC Series 2019-1, Class A2, 4.02%, 11/25/2048 (a) (e)	22	22
Banc of America Funding Trust
Series 2005-B, Class 3M1, 1.60%, 4/20/2035 ‡	117	117
Series 2014-R7, Class 1A1, 1.16%, 5/26/2036 (a) (e)	15	15
Series 2014-R7, Class 2A1, 1.15%, 9/26/2036 (a) (e)	14	14
Series 2015-R4, Class 5A1, 0.82%, 10/25/2036 (a) (e)	108	106
Banc of America Mortgage Trust Series 2007-3, Class 1A1, 6.00%, 9/25/2037	54	49
CHL Mortgage Pass-Through Trust Series 2007-5, Class A6, 1.36%, 5/25/2037 (e)	11	5
Citigroup Mortgage Loan Trust
Series 2014-10, Class 1A1, 0.80%, 11/25/2036 (a) (e)	16	16
Series 2014-10, Class 4A1, 0.84%, 2/25/2037 (a) (e)	32	31
Connecticut Avenue Securities Trust
Series 2019-R06, Class 2B1, 4.76%, 9/25/2039 ‡	2,403	2,273
Series 2019-R07, Class 1B1, 4.41%, 10/25/2039 ‡	412	395
Series 2020-R02, Class 2B1, 4.01%, 1/25/2040 ‡	2,599	2,330
Series 2020-R01, Class 1B1, 4.26%, 1/25/2040 ‡	1,251	1,167
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2004-5, Class 4A1, 6.00%, 9/25/2034	64	63
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29, Class 7A1, 6.50%, 12/25/2033	19	18
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 1A1, 1.51%, 2/25/2035 (e)	3	3
FHLMC STACR REMIC Trust Series 2020-HQA1, Class M2, 2.91%, 1/25/2050 (a) (e)	678	666
FHLMC STACR Trust Series 2018-HQA2, Class M1, 1.76%, 10/25/2048 (a) (e)	15	15
FHLMC, REMIC Series 2980, Class QB, 6.50%, 5/15/2035	23	26
FNMA Trust, Whole Loan Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	11	12
GCAT Trust
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059 (a) (e)	267	260
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (a) (f)	256	252
GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 0.84%, 4/26/2037 (a) (e)	—	—
GSR Mortgage Loan Trust Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	61	62
HarborView Mortgage Loan Trust
Series 2004-9, Class 2A, 3.41%, 12/19/2034 (e)	1	1
Series 2006-9, Class 2A1A, 1.35%, 11/19/2036 (e)	34	30
Impac CMB Trust Series 2005-1, Class 2A1, 1.52%, 4/25/2035 (e)	116	112
JPMorgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	90	68
MASTR Alternative Loan Trust Series 2005-5, Class 3A1, 5.75%, 8/25/2035	90	54
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 1.18%, 12/26/2036 (a) (e)	19	19
RALI Trust Series 2006-QS11, Class 1A1, 6.50%, 8/25/2036	375	327
RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 0.82%, 8/26/2036 (a) (e)	38	37
RESI Finance LP (Cayman Islands) Series 2003-D, Class B3, 2.14%, 12/10/2035 ‡	15	2
Residential Asset Securitization Trust
Series 2005-A15, Class 1A7, 6.00%, 2/25/2036	80	79

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-R1, Class A2, 1.41%, 1/25/2046 (e)	—	—
RFMSI Trust
Series 2006-S9, Class A1, 6.25%, 9/25/2036	78	68
Series 2007-SA4, Class 3A1, 4.47%, 10/25/2037 (e)	374	292
Starwood Mortgage Residential Trust Series 2019-INV1, Class A3, 2.92%, 9/27/2049 (a) (e)	117	114
Towd Point Mortgage Trust Series 2019-HY2, Class A1, 2.01%, 5/25/2058	419	416
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.45%, 7/25/2059 ‡	150	150
Series 2020-1, Class B1, 3.62%, 1/25/2060 ‡	102	100
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-7, Class 1A2, 1.46%, 9/25/2035 (e)	5	4
Total Collateralized Mortgage Obligations (Cost $10,424)		9,949
Asset-Backed Securities — 2.9%
American Airlines Pass-Through Trust Series 2017-1, Class AA, 3.65%, 2/15/2029	379	354
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R3, Class M8, 3.14%, 5/25/2035 ‡	282	254
Carrington Mortgage Loan Trust
Series 2005-NC5, Class M1, 1.73%, 10/25/2035 ‡	6	6
Series 2006-NC5, Class A3, 1.16%, 1/25/2037 ‡	929	857
Citigroup Mortgage Loan Trust Series 2007-AMC1, Class A1, 1.17%, 12/25/2036 ‡	331	212
Credit-Based Asset Servicing and Securitization LLC Series 2006-CB8, Class A1, 1.29%, 10/25/2036 ‡	80	75
CWABS Trust
Series 2007-2, Class 2A3, 1.15%, 8/25/2037 ‡	50	50
Series 2007-8, Class 2A3, 1.20%, 11/25/2037 ‡	42	42
CWABS, Inc.
Series 2004-1, Class M1, 1.76%, 3/25/2034 ‡	34	34
Series 2004-1, Class 3A, 1.57%, 4/25/2034 ‡	10	9
CWABS, Inc. Trust Series 2004-1, Class M2, 1.83%, 3/25/2034 ‡	28	28
FBR Securitization Trust Series 2005-2, Class M2, 1.76%, 9/25/2035 ‡	106	106
First Franklin Mortgage Loan Trust
Series 2006-FF8, Class M1, 1.38%, 7/25/2036 ‡	305	291
Series 2006-FF14, Class A5, 1.17%, 10/25/2036 ‡	179	177
Fremont Home Loan Trust Series 2005-1, Class M6, 2.16%, 6/25/2035 ‡	261	229
GSAA Home Equity Trust
Series 2006-1, Class A2, 1.45%, 1/25/2036	174	65
Series 2006-19, Class A2, 1.37%, 12/25/2036 ‡	163	54
Series 2007-4, Class A1, 1.21%, 3/25/2037 ‡	49	17
Series 2007-2, Class AF4A, 6.48%, 3/25/2037 ‡ (f)	309	107
Series 2007-7, Class 1A2, 1.37%, 7/25/2037 ‡	36	35
GSAMP Trust
Series 2005-NC1, Class M2, 2.10%, 2/25/2035 ‡	399	381
Series 2005-WMC1, Class M1, 1.74%, 9/25/2035 ‡	38	38
Series 2006-FM1, Class A1, 1.33%, 4/25/2036 ‡	138	102
Series 2006-HE3, Class A2C, 1.33%, 5/25/2046 (e)	19	19
Series 2007-HE1, Class A2C, 1.16%, 3/25/2047 ‡	101	98
Long Beach Mortgage Loan Trust Series 2006-WL1, Class 2A4, 1.69%, 1/25/2046 ‡	16	16
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A2, 1.23%, 11/25/2036 ‡	70	26
Series 2006-HE4, Class A3, 1.31%, 11/25/2036 ‡	89	34

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5, Class 1A, 1.86%, 10/25/2037 ‡	1,594	1,134
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1, Class A2C, 1.18%, 7/25/2037 ‡	1,283	613
Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE7, Class A2B, 2.01%, 7/25/2037 ‡	35	34
Nationstar Home Equity Loan Trust Series 2007-B, Class M1, 1.42%, 4/25/2037 ‡	263	245
New Century Home Equity Loan Trust
Series 2005-1, Class M1, 1.68%, 3/25/2035 ‡	198	197
Series 2005-1, Class M6, 2.21%, 3/25/2035 ‡	254	235
NovaStar Mortgage Funding Trust
Series 2006-4, Class A2C, 1.31%, 9/25/2036 ‡	125	61
Series 2006-4, Class A2D, 1.51%, 9/25/2036 ‡	13	6
Series 2006-5, Class A2C, 1.35%, 11/25/2036 ‡	427	160
Series 2007-1, Class A1A, 1.14%, 3/25/2037 ‡	227	163
Ownit Mortgage Loan Trust Series 2006-1, Class AV, 1.47%, 12/25/2035 ‡	13	13
Securitized Asset-Backed Receivables LLC Trust
Series 2006-NC3, Class A1, 1.29%, 9/25/2036 ‡	91	61
Series 2006-WM2, Class A2A, 1.33%, 9/25/2036 ‡	971	734
Soundview Home Loan Trust
Series 2006-NLC1, Class A1, 1.07%, 11/25/2036 ‡	75	26
Series 2006-NLC1, Class A2, 1.13%, 11/25/2036 ‡	924	320
Series 2006-NLC1, Class A3, 1.18%, 11/25/2036 ‡	72	25
Series 2006-NLC1, Class A4, 1.25%, 11/25/2036 ‡	405	141
Series 2007-OPT3, Class 2A3, 1.19%, 8/25/2037 ‡	121	117
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-GEL4, Class M1, 1.58%, 10/25/2036 ‡	114	112
Series 2006-BC5, Class A4, 1.35%, 12/25/2036 ‡	18	17
Total Asset-Backed Securities (Cost $8,984)		8,130
Commercial Mortgage-Backed Securities — 0.6%
Commercial Mortgage Trust
Series 2012-CR3, Class A3, 2.82%, 10/15/2045	781	780
Series 2012-CR5, Class A3, 2.54%, 12/10/2045	500	499
Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046 ‡	145	134
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A4, 3.09%, 8/10/2049	315	314
Total Commercial Mortgage-Backed Securities (Cost $1,713)		1,727
Foreign Government Securities — 0.4%
State of Israel Government Bond, 3.25%, 1/17/2028(Cost $996)	1,000	996
U.S. Government Agency Securities — 0.3%
FNMA 1.88%, 9/24/2026(Cost $1,056)	1,000	960
Loan Assignments — 0.2% (b) (g)
Hotels, Restaurants & Leisure — 0.0% ^
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026 (h)	123	119

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — 0.2%
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 7.56%, 12/18/2026 (i)	485	467
Total Loan Assignments (Cost $571)		586
	SHARES (000)
Common Stocks — 0.2%
Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties, Inc.	6	193
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding Co. ‡ *	49	37
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp.	—	7
Professional Services — 0.0% ^
Neiman Marcus Group Restricted Equity *	—	15
NMG, Inc. *	1	81
		96
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	—	84
Wireless Telecommunication Services — 0.1%
Intelsat SA (Luxembourg) ‡ *	5	160
Total Common Stocks (Cost $467)		577
Convertible Preferred Stocks — 0.2%
Specialty Retail — 0.2%
Claire's Stores, Inc. ‡ *(Cost $54)	—	458
Preferred Stocks — 0.0% ^
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡(Cost $81)	84	92
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	1	43
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp. expiring 2/9/2026, price 33.70 USD *	—	8
Total Warrants (Cost $1)		51

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — 0.0% ^
Media — 0.0% ^
DISH Network Corp. 3.38%, 8/15/2026(Cost $21)	25	19
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	1	—
	SHARES (000)
Short Term Investments — 34.1%
Investment Companies — 33.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.72% (j) (k) (Cost $95,309)	95,309	95,309
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills, 0.51%, 7/7/2022 (l) (m)(Cost $887)	887	886
Total Short Term Investments (Cost $96,196)		96,195
Total Investments — 128.0% (Cost $377,567)		361,334
Liabilities in Excess of Other Assets — (28.0)%		(79,027)
NET ASSETS — 100.0%		282,307

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(c)	Defaulted security.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(g)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(h)	All or a portion of this security is unsettled as of May 31, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(i)	Fund is subject to legal or contractual restrictions on the resale of the security.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2022.
(l)	The rate shown is the effective yield as of May 31, 2022.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of May 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	81	09/21/2022	USD	9,672	(3)
U.S. Treasury 10 Year Ultra Note	27	09/21/2022	USD	3,467	(4)
U.S. Treasury Long Bond	10	09/21/2022	USD	1,393	(6)
U.S. Treasury Ultra Bond	39	09/21/2022	USD	6,062	(59)
U.S. Treasury 5 Year Note	29	09/30/2022	USD	3,276	4
					(68)
Short Contracts
U.S. Treasury 2 Year Note	(44)	09/30/2022	USD	(9,288)	6
U.S. Treasury 5 Year Note	(1)	09/30/2022	USD	(113)	—(a)
U.S. Treasury 10 Year Note	(2)	09/21/2022	USD	(239)	2
					8
					(60)

Abbreviations
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of May 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	38.65	USD 80	(1)	7	6
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	38.65	USD 90	(1)	8	7
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	38.65	USD 90	(2)	9	7
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	38.65	USD 90	(2)	9	7
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	38.65	USD 80	(1)	8	7
							(7)	41	34
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.17	USD 60	17	(18)	(1)
							10	23	33

(*)	The Fund, as a buyer of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment. upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(a)	Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer.Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
ABX	Asset-Backed Securities Index
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.38-V1	5.00	Quarterly	6/20/2027	4.60	USD 700	(39)	21	(18)
CDX.NA.HY.38-V1	5.00	Quarterly	6/20/2027	4.60	USD 2,400	(132)	69	(63)
CDX.NA.IG.38-V1	1.00	Quarterly	6/20/2027	0.80	USD 7,600	(100)	13	(87)
iTraxx.Europe.Main.37-V1	1.00	Quarterly	6/20/2027	0.88	EUR 6,150	(62)	10	(52)
						(333)	113	(220)

(*)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)	Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Abbreviations
CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of May 31, 2022 (amounts in thousands):

	NET UPFRONT PAYMENTS RECEIPTS ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	(7)	34
Liabilities
OTC Credit default swap contracts outstanding - buy protection	17	(1)

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$438	$7,692	$8,130
Collateralized Mortgage Obligations	—	3,280	6,669	9,949
Commercial Mortgage-Backed Securities	—	1,593	134	1,727
Common Stocks
Equity Real Estate Investment Trusts (REITs)	193	—	—	193
Internet & Direct Marketing Retail	—	—	37	37
Oil, Gas & Consumable Fuels	7	—	—	7
Professional Services	—	96	—	96
Specialty Retail	—	—	84	84
Wireless Telecommunication Services	—	—	160	160
Total Common Stocks	200	96	281	577
Convertible Bonds	—	19	—	19
Convertible Preferred Stocks	—	—	458	458
Corporate Bonds
Aerospace & Defense	—	2,425	—	2,425
Air Freight & Logistics	—	694	—	694
Airlines	—	504	—	504
Auto Components	—	62	—	62
Automobiles	—	2,213	—	2,213
Banks	—	31,468	—	31,468
Beverages	—	2,745	—	2,745
Biotechnology	—	854	—	854
Building Products	—	1,869	—	1,869
Capital Markets	—	13,754	—	13,754
Chemicals	—	1,532	—	1,532
Commercial Services & Supplies	—	734	—	734
Construction & Engineering	—	30	—	30
Consumer Finance	—	8,495	—	8,495
Containers & Packaging	—	570	—	570
Diversified Financial Services	—	2,540	—	2,540
Diversified Telecommunication Services	—	3,266	—	3,266
Electric Utilities	—	4,877	—	4,877
Energy Equipment & Services	—	29	—	29
Entertainment	—	25	—	25
Equity Real Estate Investment Trusts (REITs)	—	1,801	—	1,801
Food & Staples Retailing	—	2,357	—	2,357
Food Products	—	1,397	—	1,397
Gas Utilities	—	8,225	—	8,225
Health Care Equipment & Supplies	—	1,258	—	1,258
Health Care Providers & Services	—	3,231	—	3,231
Hotels, Restaurants & Leisure	—	63	—	63
Household Durables	—	864	—	864
Household Products	—	8	—	8
Industrial Conglomerates	—	839	—	839
Insurance	—	6,580	—	6,580

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Interactive Media & Services	$—	$1,339	$—	$1,339
Internet & Direct Marketing Retail	—	1,267	—	1,267
IT Services	—	2,488	—	2,488
Life Sciences Tools & Services	—	731	—	731
Machinery	—	464	—	464
Media	—	2,246	—	2,246
Multiline Retail	—	672	—	672
Multi-Utilities	—	2,020	—	2,020
Oil, Gas & Consumable Fuels	—	7,224	2	7,226
Personal Products	—	429	—	429
Pharmaceuticals	—	3,380	—	3,380
Road & Rail	—	1,001	—	1,001
Semiconductors & Semiconductor Equipment	—	1,057	—	1,057
Software	—	2,564	—	2,564
Specialty Retail	—	865	—	865
Technology Hardware, Storage & Peripherals	—	763	—	763
Tobacco	—	860	—	860
Wireless Telecommunication Services	—	1,567	—	1,567
Total Corporate Bonds	—	136,246	2	136,248
Foreign Government Securities	—	996	—	996
Loan Assignments	—	586	—	586
Mortgage-Backed Securities	—	86,691	—	86,691
Preferred Stocks	—	—	92	92
Rights	—	—	—	—
U.S. Government Agency Securities	—	960	—	960
U.S. Treasury Obligations	—	18,655	—	18,655
Warrants
Media	—	—	43	43
Oil, Gas & Consumable Fuels	8	—	—	8
Total Warrants	8	—	43	51
Short-Term Investments
Investment Companies	95,309	—	—	95,309
U.S. Treasury Obligations	—	886	—	886
Total Short-Term Investments	95,309	886	—	96,195
Total Investments in Securities	$95,517	$250,446	$15,371	$361,334
Appreciation in Other Financial Instruments
Futures Contracts	$12	$—	$—	$12
Swaps	—	154	—	154
Depreciation in Other Financial Instruments
Futures Contracts	(72)	—	—	(72)
Swaps	—	(18)	—	(18)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(60)	$ 136	$—	$ 76

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$9,660	$1	$(558)	$33	$—(b)	$(1,063)	$150	$(71)	$(460)	$7,692
Collateralized Mortgage Obligations	8,289	(23)	(251)	—(b)	—	(5,295)	3,949	(460)	460	6,669
Commercial Mortgage-Backed Securities	886	(22)	15	—(b)	—	(745)	—	—	—	134
Common Stocks	1,264	725	(798)	—	—	(910)	—	—	—	281
Convertible Preferred Stocks	427	—	31	—	—	—	—	—	—	458
Corporate Bonds	2	(198)	199	—	5	(6)	—	—	—	2
Preferred Stocks	158	—	(66)	—	—	—	—	—	—	92
Rights	—(b)	—	—	—	—	—	—	—	—	—(b)
Warrants	21	—	22	—	—	—	—	—	—	43
Total	$20,707	$483	$(1,406)	$33	$5	$(8,019)	$4,099	$(531)	$—	$15,371

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(911).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2022
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$- (b)	Market Comparable Companies	Discount for lack of marketability	100.00% (100.00%)

Corporate Bond	- (b)
	7,692	Discounted Cash Flow	Constant Prepayment Rate	3.50% - 20.00% (8.24%)
			Constant Default Rate	1.28% - 6.90% (2.66%)
			Yield (Discount Rate of Cash Flows)	3.06% - 7.95% (5.22%)

Asset-Backed Securities	7,692
	6,668	Discounted Cash Flow	Constant Prepayment Rate	4.64% - 25.00% (10.66%)
			Constant Default Rate	0.00% - 6.55% (0.12%)

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
			Yield (Discount Rate of Cash Flows)	3.68% - 6.81% (6.39%)

Collateralized Mortgage Obligations	6,668
	134	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	6.71% (6.71%)

Commercial Mortgage-Backed Securities	134
	- (b)	Pending Distribution	Expected Recovery	$0.01 ($0.01)

Rights	- (b)
Total	$14,494

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31 2022, the value of these investments was $877. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.72% (a) (b)	$105,188	$23,027	$32,906	$—	$—	$95,309	95,309	$79	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
C.  Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.